VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

(the “Fund”)

Supplement dated October 1, 2019 to supersede and replace the supplement dated September 30, 2019

to the Fund’s Class I and Class P shares Prospectus,

Class P3 shares Prospectus, and Summary Prospectuses

each dated September 30, 2019

(the “Prospectus” and collectively the “Prospectuses”)

This supplement is being filed to correct the transition period referenced in the first paragraph of the supplement dated September 30, 2019.

On September 12, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of Wellington Management Company LLP (“Wellington”) as one of the sub-advisers to the Fund and the appointment of Voya Investment Management Co. LLC (“Voya IM”) as a sub-adviser to the Fund with related changes to the Fund’s principal investment strategies, portfolio managers, management fee, sub-advisory fee and expense limits effective at the close of business on November 15, 2019. Currently, Hahn Capital Management, LLC (“Hahn”), LSV Asset Management (“LSV”), and Wellington each manage a portion of the Fund’s assets. From the close of business November 1, 2019 through the close of business on November 15, 2019, the Fund will be in a “transition period” during which time the Fund’s assets currently managed by Wellington will be allocated among Hahn, LSV and Voya IM. During this time, this portion of the Fund’s assets may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. Voya Investments, LLC will determine the overall amount of Fund assets allocated to each sub-adviser. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective at the close of business on November 15, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class I and Class P shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[1] Expenses you pay each year as a % of the value of your investments

Class		I	P2
Management Fees	%	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None
Other Expenses	%	0.13	1.20
Total Annual Fund Operating Expenses	%	0.83	1.90
Waivers and Reimbursements[3]	%	(0.05)	(1.75)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.78	0.15

1	Expense information has been restated to reflect current contractual rates.
2	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
3	The adviser is contractually obligated to limit expenses to 0.78% and 0.15% for Class I and Class P shares through October 1, 2021. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive its management fee for Class P shares through October 1, 2021. Termination or modification of these obligations requires approval by the Fund’s board.

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2.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[1] Expenses you pay each year as a % of the value of your investments

Class		P3
Management Fees	%	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.13
Total Annual Fund Operating Expenses	%	0.83
Waivers and Reimbursements[2]	%	(0.83)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.00

1	Expense information has been restated to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares, through October 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

3.	The table in the section entitled “Expense Example” of the Fund’s Class I and Class P shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$80	260	456	1,021
P	Sold or Held	$15	426	863	2,079

4.	The table in the section entitled “Expense Example” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	182	379	948

5.

The ninth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Hahn Capital Management, LLC (“Hahn Capital Management”), LSV Asset Management (“LSV”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund Assets allocated to each Sub-Adviser.

6.

Paragraph twelve regarding Wellington in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Voya Investment Management Co. LLC

Voya IM employs a “passive management” approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the Russell Midcap Select Factor Index (“Index”). The Index is designed to capture risk exposure to a broad set of four factors that contribute to equity performance. These four factors are Momentum, Quality, Value and Low Volatility. Each of these factors is supported by academic research, with strong theoretical explanations as to why the factor historically has provided a return premium. The companies eligible for inclusion in the Index are derived from its starting universe, the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market, as defined by FTSE Russell. Companies are included in the Index based on a proprietary rules-based multi-factor selection and weighting process designed to increase the Index’s exposure, relative to the starting universe, to companies demonstrating the four factors. As a result of the security selection process, the Index may be focused in one or more industries, which may change from time to time.

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Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

7.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to include the following risks:

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the could underperform, or be more volatile than, funds that have greater diversification.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

8.

The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the risk entitled “Investment Model” and replace it with the following:

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Fund’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant.  Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Fund’s volatility may not be lower than that of the Index during all market cycles due to market factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

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9.

The third paragraph in the section entitled “Performance Information” of the Fund’s Class I and Class P shares Prospectuses is deleted in its entirety and replaced with the following:

On November 15, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and Wellington Management Company LLP (which served as a sub-adviser from September 30, 2011 to November 15, 2019) was removed as a sub-adviser. On February 10, 2014, LSV Asset Management was added as an additional sub-adviser. On December 1, 2014, Hahn Capital Management, LLC was added as an additional sub-adviser and another sub-adviser (which served as a sub-adviser from inception to November 14, 2014) was removed. Each change to a sub-adviser resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

10.

The second paragraph in the section entitled “Performance Information” of the Fund’s Class P3 shares Prospectuses is deleted in its entirety and replaced with the following:

On November 15, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and Wellington Management Company LLP (which served as a sub-adviser from September 30, 2011 to November 15, 2019) was removed as a sub-adviser. On February 10, 2014, LSV Asset Management was added as an additional sub-adviser. On December 1, 2014, Hahn Capital Management, LLC was added as an additional sub-adviser and another sub-adviser (which served as a sub-adviser from inception to November 14, 2014) was removed. Each change to a sub-adviser resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

11.	The section entitled “Portfolio Management” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

	Investment Adviser Voya Investments, LLC Portfolio Managers Halvard Kvaale, CIMA Portfolio Manager (since 04/17) Sub-Adviser Hahn Capital Management, LLC	Paul Zemsky, CFA Portfolio Manager (since 05/18)

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Portfolio Managers

John D. Schaeffer

Portfolio Manager (since 12/14)

Sub-Adviser

LSV Asset Management

Portfolio Managers

Josef Lakonishok, Ph.D.

Portfolio Manager (since 02/14)

Menno Vermeulen, CFA

Portfolio Manager (since 02/14)

Guy Lakonishok, CFA

Portfolio Manager (since 07/14)

Sub-Adviser

Voya Investment Management Co. LLC

Portfolio Managers

Steve Wetter

Portfolio Manager (since 11/19)

Michael Whitfield, CFA Portfolio Manager (since 07/18) Puneet Mansharamani, CFA Portfolio Manager (since 02/14) Greg Sleight Portfolio Manager (since 07/14) Kai Yee Wong Portfolio Manager (11/19)

12.	The line item with respect to the Fund in the table within the sub-section entitled “Management of the Funds – Management Fee” of the Fund’s Prospectuses is deleted and replaced with the following:

Management Fees
Voya Multi-Manager Mid Cap Value Fund[1]	0.80%

[1]	Effective at the close of business on November 15, 2019, the Adviser receives an annual fee equal to 0.80% of the Fund’s average daily net assets that are Actively Managed Assets and 0.40% on the Fund’s average daily net assets that are Passively Managed Assets. “Actively Managed Assets” shall mean assets which are not “Passively Managed Assets.” “Passively Managed Assets” shall mean assets which are managed with a goal of replicating an index. Prior to the close of business on November 15, 2019, the Adviser received an annual fee equal to 0.80% of the Fund’s average daily net assets.

13.

The second paragraph of the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager Mid Cap Value Fund” of the Fund’s Prospectuses is deleted and replaced with the following:

Hahn Capital Management, LLC, LSV Asset Management, and Voya Management Co. LLC are the sub-advisers of Voya Multi-Manager Mid Cap Value Fund. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund’s assets between the sub-advisers as it determines necessary to pursue the Fund’s investment objective.

14.

The sub-section entitled “Management of the Funds –The Sub-Advisers and Portfolio Managers - Voya Multi-Manager Mid Cap Value Fund – Wellington Management Company LLP” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Voya Investment Management Co. LLC

Voya Investment Management Co. LLC ("Voya IM" or "Sub-Adviser"), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2019, Voya IM managed approximately $114 billion in assets.

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The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's assets allocated to Voya IM.

Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, active quantitative, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).

Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the index, active quantitative, and smart beta strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).

15.

The following paragraphs are included in the section entitled “Index Descriptions”:

The Russell Midcap Select Factor Index is designed to capture risk exposure to a broad set of four factors that contribute to equity performance. These four factors are Momentum, Quality, Value and Low Volatility.

Voya Multi-Manager Mid Cap Value Fund is not sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) (the “Licensor Party”) and the Licensor Party does not make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of its indices and/or the figure at which an index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. The Licensor Party shall not be liable (whether in negligence or otherwise) to any person for any error in an Index and the Licensor Party shall not be under any obligation to advise any person of any error therein. FTSE®, FT-SE®, Footsie®, FTSE4Good® and techMARK® are trademarks of and are used by FTSE under license. All-World®, All-Share® and All-Small® are trademarks of FTSE.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED SEPTEMBER 30, 2019

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VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

(the “Fund”)

Supplement dated October 1, 2019 to supersede and replace the

Supplement dated September 30, 2019

to the Fund’s Class I, Class P and Class P3 shares

Statement of Additional Information, dated September 30, 2019

(the “SAI”)

This supplement is being filed to correct the transition period referenced in the first paragraph of the supplement dated September 30, 2019.

On September 12, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of Wellington Management Company LLP (“Wellington”) as one of the sub-advisers to the Fund and the appointment of Voya Investment Management Co. LLC (“Voya IM”) as a sub-adviser to the Fund with related changes to the Fund’s portfolio managers, management fee, sub-advisory fee and expense limits effective at the close of business on November 15, 2019. Currently, Hahn Capital Management, LLC (“Hahn”), LSV Asset Management (“LSV”), and Wellington each manage a portion of the Fund’s assets. From the close of business November 1, 2019 through the close of business on November 15, 2019, the Fund will be in a “transition period” during which time the Fund’s assets currently managed by Wellington will be allocated among Hahn, LSV and Voya IM. During this time, this portion of the Fund’s assets may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. Voya Investments, LLC will determine the overall amount of Fund assets allocated to each sub-adviser. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective at the close of business on November 15, 2019, the Fund’s SAI is revised as follows:

1.	The line item with respect to the Fund in the table of the sub-section entitled “Adviser – Management Fees” of the Fund’s SAI is deleted and replaced with the following:

Fund	Annual Management Fee
Voya Multi-Manager Mid Cap Value Fund	Actively Managed Assets 0.80% on assets Passively Managed Assets 0.40%

2.

The following paragraph is included following the table of the sub-section entitled “Adviser – Management Fees” of the Fund’s SAI:

With respect to Voya Multi-Manager Mid Cap Value Fund, “Actively Managed Assets” shall mean assets which are not “Passively Managed Assets.” “Passively Managed Assets” shall mean assets which are managed with a goal of replicating an index.

3.	The first paragraph in the sub-section entitled “Adviser – Management Fee Waivers” of the Fund’s SAI is deleted in its entirety.

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4.	The line item with respect to the Fund in the table of the sub-section entitled “Sub-Adviser – Sub-Advisory Fees” of the Fund’s SAI is deleted and replaced with the following:

Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Multi-Manager Mid Cap Value Fund	Hahn Capital Management, LLC (“Hahn Capital Management”); LSV Asset Management (“LSV”); and Voya IM	For information on the Fund’s annual sub-advisory fee rate, please see the paragraph immediately following this table.

5.

The first paragraph in the sub-section entitled “Sub-Adviser – Sub-Advisory Fees - Aggregation” of the Fund’s SAI is deleted and replaced with the following:

With respect to the annual sub-advisory fee rate for Voya Multi-Manager Mid Cap Value Fund, the Adviser paid Hahn Capital Management, LSV and Wellington Management, a former sub-adviser to the Fund, aggregate sub-advisory fees of $155,810,357.47 which represented approximately 0.39% of the Fund’s average daily net assets for the fiscal year ended May 31, 2019. The accrued sub-advisory fees paid and percentage reflect the fee schedules in effect during that period.

6.

The sentence following the heading in the sub-section entitled “Sub-Adviser – Portfolio Management – Voya Multi-Manager Mid Cap Value Fund” is hereby revised as follows:

Sub-Advised by Hahn Capital Management, LSV, and Voya IM

7.

The following tables are included in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – Voya Multi-Manager Mid Cap Value Fund.”

Voya IM

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steve Wetter[1]	26	$17,509,033,396	2	$1,276,235,575	8	$877,608,986
Kai Yee Wong[1]	24	$16,571,483,468	0	$0	6	$873,707,263

1 Information is as of May 31, 2019

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter[1]	None
Kai Yee Wong[1]	None

1 Information is as of May 31, 2019

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8.	The sub-section entitled “Sub-Adviser – Portfolio Management – Voya Multi-Manager Mid Cap Value Fund – Wellington Management” in the Fund’s SAI is hereby deleted in its entirely.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED SEPTEMBER 30, 2019

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